Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default [Abstract]
Securities pledged as collateral	₩ 10,487,095	₩ 9,240,573
Securities received as collateral	₩ 2,871,910	₩ 2,007,036